EFMT DEPOSITOR LLC abs-15g

Exhibit 99.02 - Schedule 7

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value
2127864			Note Date	xxx	xxx
2151555			Prepayment Penalty Total Term	XXXX	0
2125714			Qualifying Total Debt Income Ratio	XXXX	XXXX